REVENUES BY SEGMENT	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
REVENUES BY SEGMENT

NOTE 13 - REVENUES BY SEGMENT

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follows:

1.	Swim fees
2.	Sales of merchandise
3.	Pickleball

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit, as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

The following tables present summary information by revenue streams for the years ended December 31, 2023, 2024, and 2025, respectively:

		For the year ended December 31, 2023
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	4,646	4	-	4,650
Gross Profit	1,990	-	-	1,990

		For the year ended December 31, 2024
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	4,209	7	-	4,216
Gross Profit	1,522	-	-	1,522

		For the year ended December 31, 2025
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	4,139	7	4	4,150
Gross Profit	1,133	-	2	1,135

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have only one reportable geographic segment. Sales are based on the countries in which the customer is located. For the years ended December 31, 2023, 2024, and 2025, all of our revenue was derived from customers located in Singapore.

No segmental analysis of segment assets is disclosed because there is no asset information provided to the CODM.